Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before provision for income taxes for the years ended December 31, 2014, 2013 and 2012 consisted of:

(in thousands)	2014	2013	2012
Pretax income in The Netherlands	$(5,806)	$24,135	$27,222
Pretax income from foreign operations	124,320	13,203	117,931
	$118,514	$37,338	$145,153

Provision for Income Taxes
The provisions for income taxes for the years ended December 31, 2014, 2013 and 2012 are as follows:

(in thousands)	2014	2013	2012
Current—The Netherlands	$936	$2,874	$3,271
—Foreign	41,667	33,452	35,112
	42,603	36,326	38,383
Deferred—The Netherlands	317	—	—
—Foreign	(41,608)	(68,086)	(22,767)
	(41,291)	(68,086)	(22,767)
Total provision for income taxes	$1,312	$(31,760)	$15,616

Schedule of Statutory Rate and Effective Tax Rate
The principal items comprising the differences between income taxes computed at the Netherlands statutory rate and the effective tax rate for the years ended December 31, 2014, 2013 and 2012 are as follows:

	2014		2013		2012
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$29,628	25.0%	$9,334	25.0%	$36,288	25.0%
Earnings of subsidiaries taxed at different rates	1,655	1.4	(5,732)	(15.4)	5,180	3.6
Tax impact from permanent items	9,339	7.9	6,219	16.7	4,854	3.4
Tax impact from tax exempt income	(38,552)	(32.5)	(38,371)	(102.8)	(36,969)	(25.5)
Tax contingencies, net	4,409	3.7	1,986	5.3	2,729	1.9
Taxes due to changes in tax rates	330	0.3	(1,640)	(4.4)	(1,086)	(0.8)
Taxes due to changes in tax laws	—	—	—	—	2,697	1.9
Research and development	(4,268)	(3.6)	(2,211)	(5.9)	(1,181)	(0.8)
Restructuring	—	—	(872)	(2.3)	—	—
Prior year taxes	(1,950)	(1.7)	(888)	(2.4)	2,805	1.9
Other items, net	721	0.6	415	1.1	299	0.2
Total provision for income taxes	$1,312	1.1%	$(31,760)	(85.1)%	$15,616	10.8%

Changes in Gross Amounts of Unrecognized Tax Benefits
Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2012	$10,775
Additions based on tax positions related to the current year	2,024
Additions for tax positions of prior years	1,244
Settlement with taxing authorities	(1,891)
Reductions due to lapse of statute of limitations	(296)
Decrease from currency translation	(271)
Balance at December 31, 2013	$11,585
Additions based on tax positions related to the current year	4,448
Decrease from currency translation	(31)
Balance at December 31, 2014	$16,002

Components of Net Deferred Tax Liabilities
The components of the net deferred tax liability at December 31, 2014 and December 31, 2013 are as follows:

	2014		2013
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$33,208	$—	$43,108	$—
Accrued and other liabilities	20,425	—	21,520	—
Inventories	4,798	(1,358)	5,117	(1,304)
Allowance for bad debts	1,155	(483)	2,351	(1,016)
Currency revaluation	510	(211)	399	(57)
Depreciation and amortization	3,616	(10,645)	2,132	(7,260)
Capital lease	1,128	—	1,925	—
Tax credits	3,347	—	1,774	—
Unremitted profits and earnings	—	(1,064)	—	(1,150)
Intangibles	1,030	(199,677)	4,698	(211,435)
Equity awards	14,209	—	11,812	—
Interest	38,013	—	25,801	—
Convertible debt	10,055	—	—	—
Other	1,901	(2,108)	2,687	(2,063)
Valuation allowance	(602)	—	(621)	—
	$132,793	$(215,546)	$122,703	$(224,285)
Net deferred tax liabilities		$(82,753)		$(101,582)